Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues	$ 227,976	$ 204,890	$ 214,109
Operating expenses
Research and development expenses	(174,776)	(138,190)	(114,161)
Selling expenses	(11,334)	(13,724)	(17,736)
Administrative expenses	(50,015)	(39,210)	(30,909)
Total operating expenses	(424,644)	(351,276)	(306,750)
Loss from operations	(196,668)	(146,386)	(92,641)
Other income/(expense)
Interest income	3,236	4,944	5,978
Other income	4,600	1,855	1,798
Interest expense	(787)	(1,030)	(1,009)
Other expense	(115)	(488)	(781)
Total other income/(expense)	6,934	5,281	5,986
Loss before income taxes and equity in earnings of equity investees	(189,734)	(141,105)	(86,655)
Income tax expense	(4,829)	(3,274)	(3,964)
Equity in earnings of equity investees, net of tax	79,046	40,700	19,333
Net loss	(115,517)	(103,679)	(71,286)
Less: Net income attributable to non-controlling interests	(10,213)	(2,345)	(3,519)
Net loss attributable to the Company	$ (125,730)	$ (106,024)	$ (74,805)
Losses per share attributable to the Company-basic and diluted (US$ per share)	$ (0.18)	$ (0.16)	$ (0.11)
Number of shares used in per share calculation-basic and diluted	697,931,437	665,683,145	664,263,820
Third parties
Revenues
Total revenues	$ 222,001	$ 196,759	$ 197,971
Related parties
Revenues
Total revenues	5,975	8,131	16,138
Goods | Third parties
Revenues
Total revenues	203,606	175,990	156,234
Operating expenses
Costs of goods and services	(178,828)	(152,729)	(129,346)
Goods | Related parties
Revenues
Total revenues	5,484	7,637	8,306
Operating expenses
Costs of goods and services	(3,671)	(5,494)	(5,978)
Commercialization services
Revenues
Total revenues	3,734	2,584	11,660
Commercialization services | Third parties
Revenues
Total revenues	3,734	2,584	11,660
Operating expenses
Costs of goods and services	(6,020)	(1,929)	(8,620)
Collaboration research and development services
Revenues
Total revenues	9,771	15,532	17,681
Collaboration research and development services | Third parties
Revenues
Total revenues	9,771	15,532	17,681
Research and development services
Revenues
Total revenues	491	494	7,832
Research and development services | Related parties
Revenues
Total revenues	491	494	7,832
Other collaboration revenue from royalties
Revenues
Total revenues	4,890	2,653	261
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues	$ 4,890	$ 2,653	261
Other collaboration revenue from licensing
Revenues
Total revenues			12,135
Other collaboration revenue from licensing | Third parties
Revenues
Total revenues			$ 12,135